Goodwill - Narrative (Details) £ in Thousands	12 Months Ended
	Jun. 30, 2025 GBP (£) cash_generating_unit	Jun. 30, 2025 GBP (£) cgu	Jun. 30, 2024 GBP (£)		Apr. 10, 2024 GBP (£)	Feb. 27, 2024 GBP (£)	Aug. 03, 2023 GBP (£)	Jun. 30, 2023	Jun. 09, 2023 GBP (£)	May 10, 2023 GBP (£)	Oct. 06, 2022 GBP (£)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Number of CGUs	1	1
Goodwill	£ 473,296	£ 473,296	£ 507,652	[1]
Terminal Growth Rate Used To Extrapolate Cash Flow Projections	2.00%	2.00%
Discount rate	14.70%	14.70%	12.80%					13.50%
TLM
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Percentage of voting equity interests acquired							100.00%
Goodwill							£ 14,360
EQ Tek
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Percentage of voting equity interests acquired						100.00%
Goodwill						£ 13,325
Provisional goodwill						£ 13,300
GalaxE Group, Inc
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Percentage of voting equity interests acquired					100.00%
Goodwill	£ 244,200	£ 244,200
Provisional goodwill					£ 252,200
Lexicon
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill											£ 44,050
Mudbath & Co Pty Ltd
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill			£ 12,728							£ 12,766
DEK Corporation Pty Ltd
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill			£ 44,104						£ 45,635

[1]	(1) Restated to include the effect of revisions arising from provisional to final acquisition accounting for GalaxE (refer to note 3C for details).